Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Fair Value of Earnouts Granted
Key Inputs

Valuation Date	March 27, 2024
Maturity Date	March 27, 2028, term of 4 years
Risk-free Rate	Zero coupon curve based on United States Dollar Swap rates as of March 27, 2024
Share Price	$7.75, based on Lifezone's March 27, 2024, closing share price on the NYSE
Equity Volatility	65%, selected based on review of the volatility (rounded) of a group of peer companies
Dividend Yield	Assumed at 0% as Management does not expect dividends to be distributed during the term of the Debenture
Interest Rate	Forward SOFR + 4.0%, subject to a SOFR floor of 3.0%, 30/360 basis
Conversion Price	$8.00
Conversion Cap	$12.00
Credit Spread	17.5% based on an estimated market-based unsecured rate for Lifezone and consideration of calibrating the FV of the Debentures to 98.5% of par

Key inputs
Valuation Date	August 8, 2025 (date of signing)
Maturity Date	August 8, 2030
Share Price	$4.32 based on Lifezone's 30 days VWAP closing share price on the NYSE
Strike Price	$5.42/share; being 125% of the Share Price
Risk-free Rate	3.73%
Equity Volatility	65%, selected based on review of the volatility (rounded) of a group of peer companies
Dividend Yield	Assumed at 0% as management does not expect dividends to be distributed during the term of the warrants

Share Price Earnout Tranches	Tranche 1	Tranche 2	Total units
Grant date	July 6, 2023	July 6, 2023
Expiration date	July 6, 2028	July 6, 2028
Share price hurdle	$14.00	$16.00
Fair value per unit at date of grant	$9.98	$9.84
Number of units - Sponsor shareholders	862,500	862,500	1,725,000
Number of units - other shareholders	12,536,026	12,536,026	25,072,052
Total number of units			26,797,052

Schedule of Debenture Host Debt Instrument

	2025	2024
Debenture host debt instrument	$	$
Balance as at January 1	26,235,808	-
Additions	-	23,461,000
OID and Transaction issuance cost	-	(915,328)
Interest accrued	10,301,143	6,039,527
Interest paid in shares	(1,077,969)	(553,286)
Interest paid in cash	(937,049)	(1,796,105)
Balance as at December 31	34,521,933	26,235,808

	2025	2024
Embedded derivatives	$	$
Balance as at January 1	20,768,000	-
Additions	-	26,539,000
Fair value reassessment	(15,615,000)	(5,771,000)
Balance as at December 31	5,153,000	20,768,000
Total convertible debentures with embedded derivatives	39,674,933	47,003,808

Schedule of Transaction Costs

2025
$
Balance as at January 1	-
Additions	20,000,000
Transaction cost and arrangement fees	(3,438,487)
Interest accrued	1,193,442
Interest paid in cash	(1,077,083)
Balance as at December 31	16,677,872

Schedule of Warrants

2025
$
Balance as at January 1	-
Issued on November 12	9,910,000
Fair value movement	1,040,000
Balance as at December 31	10,950,000